SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories
Recorded write-offs for inventory no longer required	$ 1,892	$ 1,655	$ 3,957
Impairment of Long-lived assets
Impairment loss	429	292	0
Advertising expenses
Advertising costs	448	378	225
Basic and diluted net earnings per share
Total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculations of diluted loss per share	1,904,535	1,944,771	2,703,894
Fair value of financial instruments
Long-term debt	48,596	63,596
Transfers of financial assets
Receivables sold to Israeli financial institutions	$ 3,937	$ 1,641